INVESTMENT IN ASSOCIATE (Details) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
IfrsStatementLineItems [Line Items]
Share of loss of equity investment			$ 147,049
Waterproof [Member]
IfrsStatementLineItems [Line Items]
Balance, beginning of year			298,938
Share of loss of equity investment			147,049
Derecognition to investment in equity instruments			$ (445,987)
Balance, end of year